12. Net finance income (expense) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Finance Income Expense Abstract
Finance income		$ 551	$ 1,330	$ 2,381
Income from investments and marketable securities (Government Bonds)		202	558	563
Gains from signed agreements (electric sector)			79	724
Interest on petroleum and alcohol accounts		79	8	87
Other income, net		270	685	1,007
Finance expenses		(6,004)	(7,086)	(5,675)
Interest on finance debt		(3,595)	(4,847)	(5,920)
Unwinding of discount on lease liabilities		(1,322)	(1,514)	(10)
Discount and premium on repurchase of debt securities		(1,157)	(860)	(651)
Capitalized borrowing costs		941	1,332	1,814
Unwinding of discount on the provision for decommissioning costs		(638)	(795)	(652)
Other finance expenses and income, net		(233)	(402)	(256)
Foreign exchange gains (losses) and indexation charges		(4,177)	(3,008)	(3,190)
Foreign exchange gains (losses)	[1]	(1,363)	(72)	(66)
Reclassification of hedge accounting to the Statement of Income	[1]	4,720	3,136	3,315
Pis and Cofins inflation indexation charges - exclusion of ICMS (VAT tax) from the basis of calculation		1,709
Other foreign exchange gains (losses) and indexation charges, net		197	200	191
Total		$ (9,630)	$ (8,764)	$ (6,484)

[1]	For more information, see notes 38.3c and 38.3a.